Condensed Consolidated Statements of Operations (USD $)	3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Chronic Illness Monitoring Revenue	$ 2,079,467	$ 1,953,605
CareServices Revenue	348,791	419,688
Total revenues	2,428,258	2,373,293
Cost of revenues:
Chronic Illness Monitoring Cost of Revenue	1,191,815	1,461,786
CareServices Cost of Revenue	302,224	721,527
Total cost of revenues	1,494,039	2,183,313
Gross profit	934,219	189,980
Selling, general and administrative (including $572,194 and $997,128, respectively, of stock-based compensation)	2,709,700	2,676,644
Research and development	75,291	97,381
Total operating expenses	2,784,991	2,774,025
Loss from operations	(1,850,772)	(2,584,045)
Other income (expense):
Gain on derivatives liability	479,737	38,337
Loss on induced conversion of debt	(114,098)
Interest expense, net	(1,269,076)	(1,023,593)
Other income	2,368	2,326
Total other income (expense)	(901,069)	(982,930)
Net loss from continuing operations	(2,751,841)	(3,566,975)
Loss from discontinued operations		(13,742)
Net loss	(2,751,841)	(3,580,717)
Deemed dividend on conversion of preferred stock to common stock	(2,234,924)
Dividends on preferred stock	(153,013)	(59,544)
Net loss attributable to common stockholders	$ (5,139,778)	$ (3,640,261)
Net loss per common share - basic and diluted
Continuing operations	$ (0.20)	$ (0.78)
Discontinued operations		$ 0.00
Net loss per common share	$ (0.20)	$ (0.78)
Weighted average common shares outstanding - basic and diluted	25,302,000	4,647,000